UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"OMB Approval
OMB Number:3235-0456
FORM 24f-2Expires:
"December 31, 2014"
Annual Notice of Securities SoldEstimated
 average burden
Pursuant to Rule 24f-2hours per
response

1.Name and address of issuer:
"Sanford C. Bernstein Fund II, Inc."
1345 Avenue of the Americas
"New York, New York 10105"

2.The name of each series of class of
securities for which this Form is filed
(If the Form is being filed for all series
 	"and classes of the issuer, check
 the box but do not list series or classes):"
Fund name:
Intermediate Duration Institutional
Portfolio

3.Investment Company Act File Number
:811-21034
Securities Act File Number
:033-82336

4(a).Last Day of Fiscal Year for which this Form is filed:"September 30, 2012"

4(b)."Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the "issuer's fiscal year).
4(c).Check box if this is the last time the issuer will be filing this Form.

5.Calculation of registration fee:
(i)Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):
"$314,764,908 "

(ii)Aggregate sale price of securities
redeemed or
repurchased during the fiscal year:"
 $432,303,989 "

(iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no
"earlier than October 11, 1995 that were not previously" used to reduce registration fees payable to the Commission:" $371,111,811 "
(iv)Total available redemption credits [add
 Items 5(ii) and 5(iii)]:-" $803,415,800 "
(v)Net Sales: $-
(vi)Redemption credits available for use in future
years:" $(488,650,892)"
(vii)Multiplier for determining registration fee:x0.0001364

(viii)Registration Fee Due:=	$0.00

6.Prepaid Shares
If the response to Item 5(i) was determined by
deducting an amount of
securities that were registered under the
Securities Act of 1933
"pursuant to rule 24e-2 as in effect before
October 11, 1997, then report the "
amount of securities (number of shares or other
units) deducted here: -
If there is a number of shares or other units
that were registered pursuant to	rule
24e-2 remaining unsold at the end of the fiscal
 year for which this form"is filed that are available for use by the issuer in future fiscal years, then state"that number here: -
7.Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:+ $-
8.Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 $-

9.Date the registration fee and any interest payment
 was sent to the Commission's lockbox depository:
N/A

Method of Delivery:
Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following
 persons on behalf of the issuer and in the capacities and on the date indicated.
By (Signature and Title)*:
"Phyllis J. Clarke, Controller"
Date:
*Please print or type the name and title of the signing officer below the signature.